DUNHAM FUNDS

Dunham Small Cap Value Fund

Class A (DASVX) | Class C (DCSVX)| Class N (DNSVX)

Supplement dated June 30, 2026 to the Prospectus, Summary Prospectus, and Statement of Additional Information each dated March 1, 2026

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information.

Effective immediately, Richard A. Shuster no longer serves as Portfolio Manager of the Dunham Small Cap Value Fund. All references to Richard A. Shuster in the Prospectus, Summary Prospectus, and Statement of Additional Information are deleted in their entirety.

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If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information each dated March 1, 2026.

Investors Should Retain This Supplement For Future Reference